Business Segment and Disaggregation of Revenue - Schedule of Disaggregated Revenue from Contracts with Customers (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	$ 14,709,239	$ 10,478,550	$ 8,570,070
Cost of revenue	(11,557,897)	(8,614,316)	(6,724,479)
Gross profit	3,151,342	1,864,234	1,845,591
Operating expenses	(4,284,945)	(2,066,888)	(1,878,740)
Income/(loss) from operations	(1,133,603)	(202,654)	(33,149)
Finance income	15,679	23,671	20,743
Finance cost	(64,749)	(34,702)	(35,830)
Income/ (loss) before income taxes	(1,182,673)	(213,685)	(48,236)
Segment assets	8,481,130	5,666,505
Segment liabilities	4,015,447	3,921,024
Satellite Connectivity Solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	6,639,623	6,658,181	5,612,098
Cost of revenue	(4,891,070)	(4,957,214)	(3,950,308)
Gross profit	1,748,553	1,700,967	1,661,790
Operating expenses	(85,122)	(124,265)	(74,844)
Income/(loss) from operations	1,663,431	1,576,702	1,586,946
Finance income	15,679	23,671	20,743
Finance cost	(39,593)	(29,015)	(29,370)
Income/ (loss) before income taxes	1,639,517	1,571,358	1,578,319
Segment assets	2,004,208	2,496,724
Segment liabilities	1,808,308	2,225,732
Digitalization and Other Solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	8,069,616	3,820,369	2,957,972
Cost of revenue	(6,666,827)	(3,657,102)	(2,774,171)
Gross profit	1,402,789	163,267	183,801
Operating expenses
Income/(loss) from operations	1,402,789	163,267	183,801
Finance income
Finance cost
Income/ (loss) before income taxes	1,402,789	163,267	183,801
Segment assets	1,706,398	1,119,209
Segment liabilities	637,461	802,457
Unallocated [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue
Cost of revenue
Gross profit
Operating expenses	(4,199,823)	(1,942,623)	(1,803,896)
Income/(loss) from operations	(4,199,823)	(1,942,623)	(1,803,896)
Finance income
Finance cost	(25,156)	(5,687)	(6,460)
Income/ (loss) before income taxes	(4,224,979)	(1,948,310)	(1,810,356)
Segment assets	4,770,524	2,050,572
Segment liabilities	1,569,678	892,835
Subscription [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	6,501,979	4,911,743	4,047,533
Cost of revenue	(4,338,675)	(3,452,357)	(2,382,196)
Gross profit	2,163,304	1,459,386	1,665,337
Subscription [Member] | Satellite Connectivity Solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	5,090,759	4,408,157	3,678,354
Cost of revenue	(3,472,419)	(2,920,327)	(2,018,989)
Gross profit	1,618,340	1,487,830	1,659,365
Subscription [Member] | Digitalization and Other Solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	1,411,220	503,586	369,179
Cost of revenue	(866,256)	(532,030)	(363,207)
Gross profit	544,964	(28,444)	5,972
Subscription [Member] | Unallocated [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue
Cost of revenue
Gross profit
Equipment, Device and Services [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	8,207,260	5,566,807	4,522,537
Cost of revenue	(7,219,222)	(5,161,959)	(4,342,283)
Gross profit	988,038	404,848	180,254
Equipment, Device and Services [Member] | Satellite Connectivity Solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	1,548,864	2,250,024	1,933,744
Cost of revenue	(1,418,651)	(2,036,887)	(1,931,319)
Gross profit	130,213	213,137	2,425
Equipment, Device and Services [Member] | Digitalization and Other Solution [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue	6,658,396	3,316,783	2,588,793
Cost of revenue	(5,800,571)	(3,125,072)	(2,410,964)
Gross profit	857,825	191,711	177,829
Equipment, Device and Services [Member] | Unallocated [Member]
Schedule of Disaggregated Revenue from Contracts with Customers [Line Items]
Revenue
Cost of revenue
Gross profit